SCHEDULE OF RESTATEMENT ON CONSOLIDATED BALANCE SHEET (Details) - USD ($)		Jun. 30, 2026	Mar. 31, 2026		Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents (including restricted cash)		$ 25,884,495	$ 32,461,760		$ 17,669,749	$ 19,063,258		$ 25,376,957	$ 31,316,461
Accounts receivable, net		177,775	358,932		188,415			25,000
Prepaid – current		326,047	345,612		353,089			156,335
Related party receivable		21,783,493	35,019,729		40,090,051			1,682,450
Prepaid – non-current		215,178	189,796		244,008
Fixed assets, net		180,424	187,657		199,058			185,195
Capitalized software, net		1,879,461	1,578,353		1,480,246			1,163,309
Investment through subsidiary		35,745	34,510		36,062			36,062
Accrued income		2,297,095	275,715		279,889			2,073,193
Acquired intangible assets		1,280,522	1,239,879		1,326,062			1,317,108
Tax receivable			187,508
Other trade and tax receivable		88,986	88,986
Fair value of trading positions for the firm, profit		89,116	72,386		1,183,873			607,157
Right of use asset (ROU)		766,338	766,338		811,038			978,254
Total assets		55,089,794	72,807,161		64,051,886			33,768,927
Accounts payable		357,840	502,087		166,212			229,316
Line of credit		297,862	266,926		111,352			115,337
Accrued expenses, related party		1,152,784	1,002,546		532,287			519,500
Business acquisition loan		2,350,000	2,350,000		2,350,000			350,000
Related party advances		1,931,797	3,821,179		29,197,470			7,992,840
Client funds payable		7,699,708	28,339,255		5,813,888			11,526,789
Operating lease liability, current		143,802	143,802		165,692			181,580
Other current liabilities		831,415	1,642,601		2,132,993			5,328,110
Deferred tax liabilities			372,339
SBA loan – non-current		101,426	103,552		105,678			114,184
Operating lease liability, non-current		338,253	338,253		364,655			530,348
Accrued interest – non-current		39,609	38,363		42,396			70,493
Total liabilities		15,779,315	38,920,903		41,360,598			27,297,576
Common stock		423	423	[1]	423			39,108
Additional paid-in capital		29,254,158	28,045,698		26,959,111			16,883,620
Subscription receivable		(8,000,000)	(8,000,000)		(8,000,000)			(8,000,000)
Additional paid-in capital, Series B Preferred stock			3,344,063
Accumulated other comprehensive income (loss)		78,321	186,045		296,257			(72,781)
Accumulated deficit		17,979,684	10,268,751		3,401,487			(2,396,102)
Total FDCTech, Inc. stockholders’ equity (deficit)		39,313,273	33,845,667		22,657,965			6,454,531
Noncontrolling interest		(2,794)	40,591		33,323			16,820	38,939
Total liabilities and stockholders’ equity		55,089,794	72,807,161		64,051,886			33,768,927
Cash		25,884,495			11,855,861			13,850,168
Cash		(25,884,495)			(11,855,861)			(13,850,168)
Restricted cash — client funds (segregated)		7,699,708	28,339,255		5,813,888			11,526,789
Related party receivable					40,090,051			1,682,450
Tax receivable		85,119			190,346			167,907
Operating lease liability, current		(143,802)	(143,802)		(165,692)			(181,580)
Total stockholders’ equity		39,310,479	33,886,258		22,691,288	$ 8,267,647	$ 7,681,038	6,471,351
Series A Preferred Stock [Member]
Series B Preferred stock		450	450		450			450
Series B Preferred Stock [Member]
Series B Preferred stock		$ 237	237		237			236
Previously Reported [Member]
Cash and cash equivalents (including restricted cash)			36,891,541
Accounts receivable, net			358,932		188,415
Prepaid – current			345,612		353,089
Related party receivable			30,154,645		40,090,051
Prepaid – non-current			189,796		244,008
Fixed assets, net			187,657		199,058
Capitalized software, net			1,578,353		1,480,246
Investment through subsidiary			34,510		36,062
Accrued income			275,715		279,889
Acquired intangible assets			1,250,397		1,326,062
Tax receivable			187,508
Other trade and tax receivable
Fair value of trading positions for the firm, profit			72,386		1,183,873
Right of use asset (ROU)			668,214		811,038
Total assets			72,195,266		64,051,886
Accounts payable			502,087		166,212
Line of credit			266,926		111,352
Accrued expenses, related party			997,259
Business acquisition loan			2,350,000		2,350,000
Related party advances			3,296,890		29,197,470
Client funds payable			28,339,255
Operating lease liability, current			186,158		165,692
Other current liabilities			1,642,601		2,132,993
Deferred tax liabilities			372,339
SBA loan – non-current			103,552		105,678
Operating lease liability, non-current			482,056		364,655
Accrued interest – non-current			43,650		42,396
Total liabilities			38,582,773		41,360,598
Common stock			423	[1]	42,308
Additional paid-in capital			28,241,475		26,917,226
Subscription receivable			(8,000,000)		(8,000,000)
Additional paid-in capital, Series B Preferred stock			3,344,063
Accumulated other comprehensive income (loss)			(2,427)		296,257			(53,270)
Accumulated deficit			9,984,473		3,401,487
Total FDCTech, Inc. stockholders’ equity (deficit)			33,568,694		22,657,965
Noncontrolling interest			43,799		33,323
Total liabilities and stockholders’ equity			72,195,266		64,051,886
Restricted cash — client funds (segregated)					5,813,888
Related party receivable					2,612,695
Operating lease liability, current			(186,158)		(165,692)
Total stockholders’ equity					22,691,288			6,471,351	$ 13,049,777
Previously Reported [Member] | Series A Preferred Stock [Member]
Series B Preferred stock			450		450
Previously Reported [Member] | Series B Preferred Stock [Member]
Series B Preferred stock			237		237
Revision of Prior Period, Reclassification, Adjustment [Member]
Cash and cash equivalents (including restricted cash)			(4,429,781)
Accounts receivable, net
Prepaid – current
Related party receivable			4,865,084
Prepaid – non-current
Fixed assets, net
Capitalized software, net
Investment through subsidiary
Accrued income
Acquired intangible assets			(10,518)
Tax receivable
Other trade and tax receivable			88,986
Fair value of trading positions for the firm, profit
Right of use asset (ROU)			98,124
Total assets			611,895
Accounts payable
Line of credit
Accrued expenses, related party			5,287
Business acquisition loan
Related party advances			524,289
Client funds payable
Operating lease liability, current			(42,356)
Other current liabilities
Deferred tax liabilities
SBA loan – non-current
Operating lease liability, non-current			(143,803)
Accrued interest – non-current			(5,287)
Total liabilities			338,130
Common stock	[1]
Additional paid-in capital			(195,777)
Subscription receivable
Additional paid-in capital, Series B Preferred stock
Accumulated other comprehensive income (loss)			188,472					(72,781)
Accumulated deficit			284,278
Total FDCTech, Inc. stockholders’ equity (deficit)			276,973
Noncontrolling interest			(3,208)
Total liabilities and stockholders’ equity			611,895
Operating lease liability, current			42,356
Revision of Prior Period, Reclassification, Adjustment [Member] | Series A Preferred Stock [Member]
Series B Preferred stock
Revision of Prior Period, Reclassification, Adjustment [Member] | Series B Preferred Stock [Member]
Series B Preferred stock
Originally Reported [Member]
Right of use asset (ROU)					530,348			711,928
Total assets					63,771,196			33,502,601
Operating lease liability, current					501,236			319,656
Operating lease liability, non-current					29,112			392,272
Total liabilities					41,360,599
Additional paid-in capital					26,900,000
Accumulated other comprehensive income (loss)					313,484
Accumulated deficit					3,120,795
Total FDCTech, Inc. stockholders’ equity (deficit)					22,377,274
Total liabilities and stockholders’ equity					63,771,196			33,502,601
Cash					17,669,749			25,376,957
Cash					(17,669,749)			(25,376,957)
Restricted cash — client funds (segregated)
Related party receivable					37,477,356
Tax receivable					2,803,041
Operating lease liability, current					(501,236)			(319,656)
Total stockholders’ equity					22,410,597
Revision of Prior Period Errors Correction Adjustments [Member]
Right of use asset (ROU)
Total assets
Operating lease liability, current
Operating lease liability, non-current
Total liabilities and stockholders’ equity
Cash
Cash
Restricted cash — client funds (segregated)
Operating lease liability, current
Amendment Number One [Member]
Right of use asset (ROU)					530,348			711,928
Total assets					63,771,196			33,502,601
Operating lease liability, current					501,236			319,656
Operating lease liability, non-current					29,112			392,272
Total liabilities					41,360,599
Additional paid-in capital					26,900,000
Accumulated other comprehensive income (loss)					313,484
Accumulated deficit					3,120,795
Total FDCTech, Inc. stockholders’ equity (deficit)					22,377,274
Total liabilities and stockholders’ equity					63,771,196			33,502,601
Cash					17,669,749			25,376,957
Cash					(17,669,749)			(25,376,957)
Restricted cash — client funds (segregated)
Related party receivable					37,477,356
Tax receivable					2,803,041
Operating lease liability, current					(501,236)			(319,656)
Total stockholders’ equity					22,410,597
Restatement [Member]
Right of use asset (ROU)					266,326			266,326
Total assets								266,326
Operating lease liability, current					335,544			138,076
Operating lease liability, non-current								138,076
Total liabilities and stockholders’ equity								266,326
Cash					5,813,888			11,526,789
Cash					(5,813,888)			(11,526,789)
Restricted cash — client funds (segregated)								11,526,789
Operating lease liability, current					(335,544)			(138,076)
Amendment Number Two [Member]
Right of use asset (ROU)					811,038			978,254
Total assets					64,051,886			33,768,927
Operating lease liability, current					165,692			181,580
Operating lease liability, non-current					364,655			530,348
Total liabilities					41,360,598
Additional paid-in capital					26,917,226
Accumulated other comprehensive income (loss)					296,257
Accumulated deficit					3,401,487
Total FDCTech, Inc. stockholders’ equity (deficit)					22,657,965
Total liabilities and stockholders’ equity					64,051,886			33,768,927
Cash					11,855,861			13,850,168
Cash					(11,855,861)			(13,850,168)
Restricted cash — client funds (segregated)					5,813,888			11,526,789
Related party receivable					40,090,051
Tax receivable					190,346
Operating lease liability, current					(165,692)			(181,580)
Total stockholders’ equity					22,691,288
Revision of Prior Period Error Correction Adjustments [Member]
Right of use asset (ROU)
Total assets
Operating lease liability, non-current
Total liabilities
Additional paid-in capital
Accumulated other comprehensive income (loss)
Accumulated deficit
Total FDCTech, Inc. stockholders’ equity (deficit)
Total liabilities and stockholders’ equity
Cash								10,931,221
Cash								(10,931,221)
Restricted cash — client funds (segregated)
Related party receivable
Tax receivable
Total stockholders’ equity
Revision of Prior Period, Adjustment [Member]
Right of use asset (ROU)					280,690
Total assets					280,690
Operating lease liability, non-current					335,543
Total liabilities					(1)
Additional paid-in capital					17,226
Accumulated other comprehensive income (loss)					(17,227)
Accumulated deficit					280,692			$ 266,326
Total FDCTech, Inc. stockholders’ equity (deficit)					280,691
Total liabilities and stockholders’ equity					280,690
Restricted cash — client funds (segregated)					5,813,888
Related party receivable					2,612,695
Tax receivable					(2,612,695)
Total stockholders’ equity					$ 280,691

[1]	$42,308 (before reverse split) to $423 (after reverse split).